Regulatory Capital Requirements [Text Block]	12 Months Ended
Mar. 31, 2014
Regulatory Capital Requirements [Text Block]
21.	REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, BTMU, MUTB and MUSHD are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG’s consolidated financial statements.

In Japan, MUFG, BTMU, and MUTB are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan (“FSA”) in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with their foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by their foreign offices.

Under the capital adequacy guidelines applicable to a Japanese banking institution with international operations conducted by its foreign offices, from March 31, 2013 until March 30, 2014, the required minimum capital ratio is 3.5% for Common Equity Tier 1, 4.5% for Tier 1, and 8.0% for total capital, from March 31, 2014 until March 30, 2015, the required minimum capital ratio is 4.0% for Common Equity Tier 1, 5.5% for Tier 1, and 8.0% for total capital, and the requirement will be raised progressively over time.

The Basel Committee on Banking Supervision (“BCBS”) of the Bank for International Settlements (“BIS”) sets capital adequacy standards for all internationally active banks to ensure minimum level of capitals.

The Basel Committee revised the 1988 Accord (“Basel I”) in June 2004 and released “International Convergence of Capital Measurement and Capital Standards: A Revised Framework” (“Basel II”). In addition, the Group of Central Bank Governors and Heads of Supervision reached an agreement on the new global regulatory framework, which has been referred to as “Basel III,” in July and September 2010. In December 2010, the Basel Committee agreed on the details of the Basel III rules. Effective as of March 31, 2013, Basel III was adopted by the FSA with transitional measures for Japanese banking institutions with international operations conducted by their foreign offices. MUFG calculated capital ratios as of March 31, 2013 and 2014 in accordance with Basel III.

Capital Ratios

Basel III, as same as Basel II, is based on “three pillars”: (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I is improved and expanded to be included in “minimum capital requirements” as the first pillar of Basel II and Basel III.

As for the denominator of the capital ratio, Basel framework provides a few kinds of risk-sensitive approaches and a range of options for determining the risk-weighted assets.

“Credit Risk”

The Basel framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment. Banks choose one of three approaches: “Standardized Approach,” “Foundation Internal Ratings-Based Approach (“FIRB”)” or “Advanced Internal Ratings-Based Approach (“AIRB”).”

“Market Risk”

In the “Amendment to the Capital Accord to incorporate market risks” of the year 1996, a choice between two methodologies “the Standardized Measurement Method” and “Internal Models Approach” is permitted. “Combination of Internal Models Approach and the Standardized Measurement Method” is also allowed under certain conditions. This is unchanged in Basel III.

“Operational Risk”

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. Basel framework presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches (“AMA”). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Internal Ratings-Based (“IRB”) Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk, adopt the AMA to calculate capital requirements for operational risk, as for market risk, adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Measurement Method to calculate specific risk.

The MUFG Group’s proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

Under Basel III, as adopted by the FSA, MUFG’s risk-weighted assets increased, largely reflecting the new capital charge of the credit valuation adjustment (CVA), the credit risk related to asset value correlation multiplier for large financial institutions, and the 250% risk-weighted threshold items not deducted from Common Equity Tier 1 capital, as well as the conversion of certain Basel II capital deductions to risk-weighted assets, such as securitizations.

On the other hand, as for the numerator of the capital ratio, there are three primary regulatory capital ratios used to assess capital adequacy, Common Equity Tier 1, Tier 1 and Total capital ratios, which are determined by dividing applicable capital components by risk-weighted assets. Tier 1 capital is redefined, and consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital is a new category of capital primarily consisting of common stocks, capital surplus, retained earnings, and Accumulated OCI. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets will be deducted from Common Equity Tier 1. The amount of adjustments to be deducted will increase progressively over time. Additional Tier 1 capital generally consists of Basel III compliant preferred securities, other capital that meets Tier I requirements under Basel II standards, and net of regulatory adjustments. Subject to transitional measures, adjustments are made to Additional Tier 1 capital for items including intangible fixed assets, such as goodwill, and foreign currency translation adjustments, with the amounts of such adjustments to Additional Tier 1 capital progressively decreasing over time. Tier 2 capital generally consists of Basel III compliant deferred obligations, such as subordinated debts, capital that meet Tier II requirements under Basel II standards, certain allowances for credit losses and non-controlling interests in subsidiaries’ Tier 2 instruments. Subject to transitional measures, certain items including 45% of unrealized profit on securities available for sale and revaluation of land are deducted from Tier 2 capital with the deduction amounts progressively decreasing over time. Total capital is defined as the sum of Tier 1 and Tier 2 capital.

Basel III will be adopted in accordance with transition arrangements. Examples of these transition arrangements include initially lower capital adequacy ratios that will increase progressively up to the Basel III adequacy levels as issued by BCBS. In addition, individual elements of capital will be phased out progressively over the same period of time to arrive at a capital base that is consistent with that defined by BCBS in Basel III.

The risk-adjusted capital amounts and ratios of MUFG, BTMU and MUTB presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2013:
Total capital (to risk-weighted assets):
MUFG	¥14,673,951	16.68%	¥7,037,491	8.00%
BTMU	12,034,152	17.51	5,497,550	8.00
MUTB	2,035,576	17.79	914,984	8.00
Tier1 capital (to risk-weighted assets):
MUFG	11,214,815	12.74	3,958,589	4.50
BTMU	9,015,774	13.11	3,092,372	4.50
MUTB	1,575,140	13.77	514,678	4.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	10,300,558	11.70	3,078,902	3.50
BTMU	8,052,750	11.71	2,405,178	3.50
MUTB	1,500,578	13.12	400,305	3.50
At March 31, 2014:
Total capital (to risk-weighted assets):
MUFG	¥15,394,342	15.53%	¥7,926,746	8.00%
BTMU	12,256,176	15.57	6,294,248	8.00
MUTB	2,057,338	18.38	895,051	8.00
Tier1 capital (to risk-weighted assets):
MUFG	12,341,870	12.45	5,449,638	5.50
BTMU	9,611,553	12.21	4,327,295	5.50
MUTB	1,652,410	14.76	615,347	5.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	11,153,032	11.25	3,963,373	4.00
BTMU	8,696,589	11.05	3,147,124	4.00
MUTB	1,590,690	14.21	447,525	4.00
Stand-alone:
At March 31, 2013:
Total capital (to risk-weighted assets):
BTMU	¥11,501,001	18.52%	¥4,966,322	8.00%
MUTB	2,039,037	17.94	908,852	8.00
Tier1 capital (to risk-weighted assets):
BTMU	8,685,464	13.99	2,793,556	4.50
MUTB	1,502,425	13.22	511,229	4.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,301,380	11.76	2,172,766	3.50
MUTB	1,419,797	12.49	397,623	3.50
At March 31, 2014:
Total capital (to risk-weighted assets):
BTMU	¥11,582,199	17.52%	¥5,287,273	8.00%
MUTB	2,068,948	18.51	893,909	8.00
Tier1 capital (to risk-weighted assets):
BTMU	9,087,335	13.74	3,635,000	5.50
MUTB	1,606,684	14.37	614,563	5.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,854,651	11.88	2,643,636	4.00
MUTB	1,533,733	13.72	446,955	4.00

MUMSS and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Law and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2013, MUMSS’s capital accounts less certain fixed assets of ¥388,163 million on a stand-alone basis were 315.9% of the total amounts equivalent to market, counterparty credit and operations risks. At March 31, 2014, its capital accounts less certain fixed assets of ¥377,325 million on a stand-alone basis and ¥400,570 million on a consolidated basis, were 292.9% and 295.0% of the total amounts equivalent to market, counterparty credit and operations risks, respectively. During the fiscal year ended March 31, 2014, Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. became MUMSS’s consolidated subsidiary, and therefore was included in the calculation of the amounts and the ratios on a consolidated basis at March 31, 2014.

Management believes, as of March 31, 2014, that MUFG, BTMU, MUTB and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

Note:

MUMSS’scapital ratio on a stand-alone basis calculated as a percentage of capital accounts less certain fixed assets against amounts equivalent to market, counterparty credit and operations risks at March 31, 2013 has been restated from 315.8% to 315.9%.

United States of America

In the United States of America, MUAH and its banking subsidiary MUB, BTMU’s largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by U.S. Federal banking agencies, including minimum capital requirements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, MUAH and MUB must meet specific capital guidelines that involve quantitative measures of MUAH’s and MUB’s assets, liabilities, and certain off-balance sheet items as calculated under U.S. regulatory accounting practices. MUAH’s and MUB’s capital amounts and MUB’s prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require MUAH and MUB to maintain minimum ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to quarterly average assets (as defined).

As a result of a recent regulatory communication, which clarified the treatment of certain off-balance sheet credit exposures included in risk-weighted assets, MUAH updated the methodologies applied to the calculation of its regulatory capital ratios. MUAH applied the new methodology beginning with the MUAH’s December 31, 2012 capital ratios. As a result, the Tier 1 risk-based capital ratio decreased from 12.44% to 11.91% and the Total risk-based capital ratio decreased from 13.93% to 13.34% at December 31, 2012. The methodologies applied to the computation of MUB’s capital ratios were not affected.

The figures on the tables below are calculated according to Basel I as MUAH and MUB do not meet the criteria in the new U.S. rules which would make adoption of the new Basel II rules mandatory. MUAH’s and the MUB’s actual capital amounts and ratios are presented as follows:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2012:
Total capital (to risk-weighted assets)	$11,048	13.34%	$6,628	8.00%
Tier I capital (to risk-weighted assets)	9,864	11.91	3,314	4.00
Tier I capital (to quarterly average assets)(1)	9,864	11.18	3,531	4.00
At December 31, 2013:
Total capital (to risk-weighted assets)	$13,499	14.61%	$7,393	8.00%
Tier I capital (to risk-weighted assets)	11,471	12.41	3,696	4.00
Tier I capital (to quarterly average assets)(1)	11,471	11.27	4,073	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUB:
At December 31, 2012:
Total capital (to risk-weighted assets)	$10,362	13.17%	$6,294	8.00%	$7,867	10.00%
Tier I capital (to risk-weighted assets)	9,192	11.68	3,147	4.00	4,720	6.00
Tier I capital (to quarterly average assets)(1)	9,162	10.51	3,498	4.00	4,373	5.00
At December 31, 2013:
Total capital (to risk-weighted assets)	$12,990	14.91%	$6,970	8.00%	$8,713	10.00%
Tier I capital (to risk-weighted assets)	11,274	12.94	3,485	4.00	5,228	6.00
Tier I capital (to quarterly average assets)(1)	11,274	11.13	4,051	4.00	5,063	5.00

Note:

(1)	Excludes certain intangible assets.

Management believes, as of December 31, 2013, that MUAH and MUB met all capital adequacy requirements to which they are subject.

As of December 31, 2012 and 2013, the notification from the U.S. Office of the Comptroller of the Currency (“OCC”) categorized MUB as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” MUB must maintain a minimum total risk-based capital ratio of 10%, a Tier I risk-based capital ratio of 6%, and a Tier I leverage ratio of 5% as set forth in the table. There are no conditions or events since that notification that management believes have changed MUB’s category.